SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total Property and Equipment		$ 1,485,385	$ 1,440,438
Less: Accumulated depreciation		(608,703)	(466,232)
Property and equipment, net	$ 1,247,787	876,682	974,206
Monitoring Devices [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment		102,005	102,005
Machinery Leasehold Improvements And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment		$ 1,383,380	$ 1,338,433